Significant Accounting Policies in Accordance with IFRS 9 and IFRS 17 - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022
Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Estimated useful life of property	30 years
Top of range [member]
Disclosure of detailed information about investment property [line items]
Estimated useful life of property	60 years